Revenue - Summary of Contract Balances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Apr. 01, 2021 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (refer Note 9)	₨ 30,687	$ 373	₨ 45,825		₨ 35,980
Contract assets (refer Note 60)	₨ 7,711	$ 94	₨ 0	$ 0
Contract liabilities					₨ 1,425